LEASES - Components of lease expense (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
Lease cost:
Total variable lease cost	₽ 1,139	$ 16.2	₽ 2,067	₽ 2,039
Finance lease cost:
Amortization of right-of-use assets	1,893	26.9	977	348
Interest on lease liabilities	1,557	22.1	683	134
Total finance lease cost	₽ 3,450	$ 49.0	₽ 1,660	₽ 482